Accounts receivable, net - Schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 59,883	$ 8,359	¥ 55,720
Less: allowance for credit losses	(5,769)	(805)	(4,916)
Total accounts receivable, net	¥ 54,114	$ 7,554	¥ 50,804